Other Assets	12 Months Ended
Dec. 31, 2017
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Other Assets
13	OTHER ASSETS

	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Investments receivable	15,466	911
Land use rights	6,201	5,855
Automated policy loans	3,050	2,814
Disbursements	2,705	1,718
Due from related parties	987	927
Prepaid to constructors	403	6,571
Others	5,140	3,217

Total	33,952	22,013

Current	25,933	15,665
Non-current	8,019	6,348

Total	33,952	22,013